THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

eAnnuity

Multi-Fund® 5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

Lincoln National Variable Annuity Fund A (Individual)

Lincoln National Variable Annuity Fund A (Group)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT JF-I

Lincoln Pilot Classic Variable Annuity

Lincoln Pilot Elite Variable Annuity

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT JF-II

Lincoln Allegiance Variable Annuity

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT JL-A

Lincoln Alpha and Alpha Flex Variable Annuity

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T

Individual Variable Annuity (f/k/a SEI Variable Annuity)

Individual Variable Annuity (f/k/a SEI Select Variable Annuity)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT W

Wells Fargo New Directions Core, Wells Fargo New Directions Access,

Wells Fargo New Directions Access 4

Supplement dated May 30, 2023

We recently adjusted The Company's 2022 and 2021 GAAP financial statements to reflect the adoption of the Financial Accounting Standards Board Accounting Standards Update 2018-12, relating to Targeted Improvements to the Accounting for Long-Duration Contracts (LDTI). Please refer to our adjusted GAAP financial statements for additional information. No action with respect to your Contract is required on your part. The adjusted 2022 and 2021 GAAP financial statements do not change your Contract's benefits, values or guarantees.

We also recently filed a Form 8-K with the SEC, which does contain these adjusted financial statements and other information. You can review our Form 8-K on our website at https://www.lincolnfinancial.com/public/aboutus/investorrelations/financialinformation/secfilings or on the SEC website.

Please retain this Supplement for future reference.